     UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

     FORM N-CSR

     CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

     Investment Company Act file number: 811-04448

     UBS Master Series, Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

     Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

     Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2009

Item 1. Reports to Stockholders.

UBS Money Market Fund
Semiannual Report
August 31, 2009

UBS Money Market Fund

October 15, 2009

Dear shareholder,
We present you with the semiannual report for UBS Money Market Fund (the “Fund”) for the six months ended August 31, 2009.

Performance
 The seven-day current yield for the Fund’s Class A shares as of August 31, 2009, was 0.04%, down from 0.48% on February 28, 2009 (after fee waivers and/or expense reimbursements for both periods). (Yields for all share classes over various time periods are shown in “Performance and portfolio characteristics at a glance” on page 9.)

UBS Money Market Fund

Investment goal:
 Maximum current income
consistent with liquidity and
conservation of capital

Portfolio Manager:
 Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
 Class A—July 1, 1991
Class B—September 26, 1986
Class C—July 14, 1992

Dividend payments:
 Monthly

An interview with Portfolio Manager Robert Sabatino
Q.	How would you describe the economic environment during the reporting period?
A.	The US economy has remained weak thus far in 2009, declining 6.4% in the first quarter, measured by gross domestic product (“GDP”). While the economy continued to contract during the second quarter, it was at a more modest pace, due in part to smaller declines in exports and business spending. The estimate for second quarter GDP showed a decline of 0.7%.

Q.	How did the Federal Reserve Board (the “Fed”) and US Treasury Department react to the challenging economic and market environment?
A.	Both the Fed and US Treasury Department were extremely active given the magnitude of the economic decline and the turmoil in the financial markets, with the Treasury overseeing the $700 billion Troubled Asset Relief Program (“TARP”). The Treasury also introduced the Public-Private Partnership Investment Program (“PPIP”), which aims to facilitate the purchase of $40 billion of “toxic” mortgage assets from bank balance sheets.

UBS Money Market Fund

The Fed met four times during the reporting period and, on each occasion, held the federal funds rate in a historically low range of 0% to 0.25%. In conjunction with its August meeting, the Fed said, “Conditions in financial markets have improved further in recent weeks... Although economic activity is likely to remain weak for a time, the Committee continues to anticipate that policy actions to stabilize financial markets and institutions, fiscal and monetary stimulus, and market forces will contribute to a gradual resumption of sustainable economic growth in a context of price stability.”

Q.	How did you position the Fund given the difficult economic and market environment?
A.	Given the issues impacting the credit markets, we sought to maintain a high degree of liquidity in the Fund in order to minimize pricing volatility and to meet redemption requests. We did so by investing a significant portion of the Fund’s new investments in shorter-dated money market securities maturing within one to three months. As the reporting period continued and the credit markets stabilized, however, we increased the Fund’s weighted average maturity significantly.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the security level, we maintained a greater than usual level of diversification over the reporting period by investing in smaller positions. While the Fund is generally able to hold up to 5.00% in any one security (subject to certain exceptions), we typically purchased no more than 1.00% to 2.00% in any one nongovernment issuer, as part of our efforts to reduce risk and keep the Fund highly liquid.

Q.	What types of securities did you emphasize over the period?
A.	We decreased the Fund’s exposure to asset-backed commercial paper slightly over the six-month period. In addition, we increased the Fund’s exposure to US government and agency obligations and certificates of deposit while decreasing its exposure to repurchase agreements over the period. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.	Overall, it appears that many of the actions taken by policy makers at the US Treasury Department and the Fed are having their intended

UBS Money Market Fund

effect—increasing liquidity within the financial system and providing credit to consumers and businesses. In light of the historically low federal funds rate, we expect Treasury and money market yields to remain relatively low in the near future.

Even though the US economy continues to feel the pain of the recession, a few indicators, including the housing market, as well as manufacturing and consumer confidence, have begun to show improvements. While the unemployment rate is at a 26-year high, the number of jobs lost on a monthly basis has decreased from the high levels reached earlier in the year.

UBS Money Market Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President
UBS Money Market Fund
Head—Americas
UBS Global Asset Management (Americas) Inc.

Robert Sabatino
Portfolio Manager
UBS Money Market Fund
Executive Director
 UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended August 31, 2009. The views and opinions in the letter were current as of October 15, 2009. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS Money Market Fund

A note about the Temporary Guarantee Program for Money Market Funds
Following unprecedented turmoil in the credit markets, the US government announced the Temporary Guarantee Program for Money Market Funds (the “Program”). The Fund participated in the Program from the Program’s inception in the fall of 2008 until it expired on September 18, 2009. Under the Program, the US Treasury guaranteed the share price of any publicly offered eligible money market mutual fund that applied and was accepted into it. Shareholders in money market funds enrolled in the Program were covered for the amounts they held as of the close of business on September 19, 2008 until September 18, 2009. The Fund did not encounter circumstances triggering a need to invoke the guarantee provided by the Program. The Fund has maintained its net asset value (“NAV”) of $1.00 per share* throughout the recent unprecedented turmoil and has continued to seek its stated goal, which is maximum current income consistent with liquidity and conservation of capital. We were pleased to have the Fund participate in the Program to provide an added level of protection for covered shareholders, until it expired. We want to reassure shareholders of the following:

•	The Fund holds very high-quality assets. While we consider rating agencies’ credit ratings, we rely first and foremost on our own proprietary research, conducted by dedicated teams of credit analysts. This approach benefited the Fund in the volatile environment that prevailed during the reporting period.

•	UBS Global Asset Management (Americas) Inc. and its predecessor firms have been managing money market funds for more than 30 years; this is a key line of business for the firm, and we have dedicated significant resources to the management of the assets entrusted to us.

When the Program was introduced, it had an initial termination date of December 18, 2008. The Fund paid a fee of 0.01% of the value of the Fund’s outstanding shares (valued at $1.00 per share for this purpose) as of September 19, 2008. This ensured Program coverage for the period from September 19, 2008 through December 18, 2008. The Program was extended twice—first through April 30, 2009, and then, finally, through September 18, 2009. The Fund paid additional fees calculated on the

*	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

UBS Money Market Fund

A note about the Temporary Guarantee Program for Money Market Funds (concluded)
same basis, but at the rate of 0.015% for each of the two extension election periods, to continue to participate through September 18, 2009. This cost was absorbed by the Fund as a fund expense, to the extent not offset by UBS Global Asset Management (Americas) Inc.’s voluntary expense reimbursements.

UBS Money Market Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs (as applicable), including contingent deferred sales charges; and (2) ongoing costs, including management fees, service and/or distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 to August 31, 2009.

Actual expenses
The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs (as applicable), such as contingent deferred sales charges. Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

UBS Money Market Fund

Understanding your Fund’s expenses (unaudited) (concluded)

				Expenses paid	Expense
		Beginning	Ending	during period(1)	ratio
		account value	account value*	03/01/09 to	during the
		March 1, 2009	August 31, 2009	08/31/09	period

Class A	Actual	$1,000.00	$1,000.80	$1.06	0.21%

	Hypothetical (5% annual return before expenses)	1,000.00	1,024.15	1.07	0.21

Class B	Actual	1,000.00	1,000.10	1.92	0.38

	Hypothetical (5% annual return before expenses)	1,000.00	1,023.29	1.94	0.38

Class C	Actual	1,000.00	1,000.10	1.87	0.37

	Hypothetical (5% annual return before expenses)	1,000.00	1,023.34	1.89	0.37

(1)	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

*	“Actual—Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

UBS Money Market Fund

Performance and portfolio characteristics at a glance (unaudited)

Seven-day current yield(1)	08/31/09	02/28/09	08/31/08

Class A shares	0.04%	0.48%	1.38%

Class B shares	0.01	0.02	0.88

Class C shares	0.03	0.01	0.88

Characteristics	08/31/09	02/28/09	08/31/08

Weighted average maturity(2)	44 days	24 days	34 days

Average credit quality	First tier	First tier	First tier

Net assets (mm)	$35.5	$51.9	$19.0

Portfolio composition(3)	08/31/09	02/28/09	08/31/08

Repurchase agreements	40.9%	45.9%	58.9%

US government and agency obligations	35.5	31.6	24.0

Commercial paper	19.9	22.8	14.9

Certificates of deposit	4.9	1.0	2.6

Bank note	—	0.5	—

Other assets less liabilities	(1.2)	(1.8)	(0.4)

Total	100.0%	100.0%	100.0%

(1)	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	The Fund is actively managed and its weighted average maturity will differ over time.

(3)	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

An investment in UBS Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS Money Market Fund

Statement of net assets—August 31, 2009 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—35.47%

Federal Home Loan Bank
0.160%, due 09/11/09(1)	$200,000	$199,991

0.455%, due 09/13/09(2)	500,000	500,000

0.420%, due 10/02/09(1)	432,000	431,844

0.200%, due 10/09/09(1)	715,000	714,849

0.310%, due 01/06/10(1)	500,000	499,453

0.600%, due 06/21/10	1,000,000	999,375

Federal Home Loan Mortgage Corp.*
0.590%, due 09/01/09(2)	500,000	500,000

0.230%, due 09/25/09(1)	1,000,000	999,847

0.350%, due 10/13/09(1)	500,000	499,796

4.125%, due 11/30/09	250,000	251,125

0.270%, due 12/01/09(1)	1,000,000	999,317

0.550%, due 01/06/10(1)	500,000	499,030

0.435%, due 05/17/10(1)	250,000	249,221

Federal National Mortgage Association*
3.000%, due 09/23/09(1)	250,000	249,542

0.410%, due 10/07/09(1)	1,000,000	999,590

0.250%, due 11/05/09(1)	500,000	499,774

0.265%, due 02/24/10(1)	500,000	499,352

US Cash Management Bills
0.443%, due 04/01/10(1)	500,000	498,697

US Treasury Bills
0.180%, due 09/24/09(1)	1,000,000	999,885

0.385%, due 09/24/09(1)	500,000	499,877

0.250%, due 02/25/10(1)	500,000	499,385

0.495%, due 07/29/10(1)	325,000	323,521

0.498%, due 07/29/10(1)	175,000	174,200

Total US government and agency obligations (cost—$12,587,671)		12,587,671

Certificates of deposit—4.93%

Banking-non-US—2.82%
Calyon N.A., Inc.
0.330%, due 11/02/09	500,000	500,000

Canadian Imperial Bank of Commerce
0.250%, due 09/03/09	500,000	500,000

		1,000,000

UBS Money Market Fund

Statement of net assets—August 31, 2009 (unaudited)

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-US—2.11%
Bank of America N.A.
0.400%, due 09/10/09	$750,000	$750,000

Total certificates of deposit (cost—$1,750,000)		1,750,000

Commercial paper(1)—19.91%

Asset backed-miscellaneous—11.47%
Chariot Funding LLC
0.220%, due 09/22/09	511,000	510,934

Enterprise Funding Co. LLC
0.420%, due 09/02/09	593,000	592,993

Fairway Finance Co. LLC
0.220%, due 09/16/09	500,000	499,954

Market Street Funding LLC
0.250%, due 09/10/09	416,000	415,974

0.280%, due 11/16/09	250,000	249,852

Thames Asset Global Securitization No. 1
0.230%, due 09/15/09	500,000	499,955

Thunderbay Funding
0.240%, due 09/02/09	500,000	499,997

Variable Funding Capital Corp.
0.280%, due 09/08/09	300,000	299,984

Yorktown Capital LLC
0.230%, due 09/11/09	500,000	499,968

		4,069,611

Banking-non-US—2.11%
Dnb NOR ASA
0.250%, due 11/30/09	500,000	499,687

Groupe BPCE
0.340%, due 11/30/09	250,000	249,788

		749,475

Banking-US—6.33%
Deutsche Bank Financial LLC
0.300%, due 11/16/09	500,000	499,683

JP Morgan Chase Funding, Inc.
0.230%, due 09/24/09	500,000	499,927

San Paolo IMI US Financial Co.
0.240%, due 11/23/09	500,000	499,723

UBS Money Market Fund

Statement of net assets—August 31, 2009 (unaudited)

	Face
Security description	amount	Value

Commercial paper(1)—(concluded)

Banking-US—(concluded)
Societe Generale N.A., Inc.
0.260%, due 11/13/09	$750,000	$749,605

		2,248,938

Total commercial paper (cost—$7,068,024)		7,068,024

Repurchase agreements—40.89%

Repurchase agreement dated 08/31/09 with
Barclays Bank PLC, 0.210%, due 09/01/09,
collateralized by $5,102,000 Federal Home Loan
Bank obligations, zero coupon due 11/27/09;
(value—$5,100,469); proceeds: $5,000,029	5,000,000	5,000,000

Repurchase agreement dated 08/31/09 with
Deutsche Bank Securities, Inc., 0.200% due
09/01/09, collateralized by $9,690, 000 Federal
Home Loan Bank obligations, 3.400% due
02/04/15; (value—$9,690,485); proceeds: $9,500,053	9,500,000	9,500,000

Repurchase agreement dated 08/31/09 with
State Street Bank & Trust Co., 0.010% due 09/01/09,
collateralized by $12,244 US Treasury Bills, zero coupon
due 11/12/09; (value—$12,240); proceeds: $12,000	12,000	12,000

Total repurchase agreements (cost—$14,512,000)		14,512,000

Total investments (cost—$35,917,695 which approximates
cost for federal income tax purposes)—101.20%		35,917,695

Liabilities in excess of other assets—(1.20)%		(427,607)

Net assets (applicable to 27,005,309; 552,442 and
7,927,431 shares of common stock outstanding of
Class A, Class B and Class C, respectively, each
equivalent to $1.00 per share)—100.00%		$35,490,088

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Floating rate security. The interest rate shown is the current rate as of August 31, 2009.

UBS Money Market Fund

Statement of net assets—August 31, 2009 (unaudited)

Affiliated issuer activity
The table below details the Fund’s transaction activity in an affiliated issuer during the six months ended August 31, 2009. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		six months	six months		the six
Security	Value at	ended	ended	Value at	months ended
description	02/28/09	08/31/09	08/31/09	08/31/09	08/31/09

UBS Private Money Market Fund LLC	$0	$233,580	$233,580	$0	$38

Issuer breakdown by country of origin

Percentage of total investments

United States	95.1%

France	2.1

Canada	1.4

Norway	1.4

Total	100.0%

Weighted average maturity—44 days

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Fund’s investments:

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and
agency obligations	$—	$12,587,671	$—	$12,587,671

Certificates of deposit	—	1,750,000	—	1,750,000

Commercial paper	—	7,068,024	—	7,068,024

Repurchase agreements	—	14,512,000	—	14,512,000

Total	$—	$35,917,695	$—	$35,917,695

See accompanying notes to financial statements

UBS Money Market Fund

Statement of operations

For the six
months ended
August 31, 2009
(unaudited)

Investment income:
Interest	$85,065

Affiliated securities lending income	38

85,103

Expenses:
Investment advisory and administration fees	109,182

Service fees—Class A	39,312

Service and distribution fees—Class B	2,877

Service and distribution fees—Class C	42,960

Professional fees	51,273

State registration fees	23,953

Transfer agency and related services fees—Class A	10,674

Transfer agency and related services fees—Class B	707

Transfer agency and related services fees—Class C	5,102

Reports and notices to shareholders	14,962

Directors’ fees	6,066

US Treasury Temporary Guarantee Program Participation fees	4,292

Custody and accounting fees	2,966

Insurance expense	747

Other expenses	5,716

320,789

Less: Fee waivers and/or expense reimbursements by investment advisor	(265,327)

Net expenses	55,462

Net investment income/net increase in net assets resulting from operations	$29,641

See accompanying notes to financial statements

UBS Money Market Fund

Statement of changes in net assets

	For the six
	months ended	For the
	August 31, 2009	year ended
	(unaudited)	February 28, 2009

From operations:
Net investment income	$29,641	$234,110

Net realized gain from investment activities	—	2,836

Net increase in net assets resulting from operations	29,641	236,946

Dividends and distributions to shareholders from:
Net investment income—Class A	(28,179)	(195,888)

Net investment income—Class B	(40)	(3,908)

Net investment income—Class C	(1,422)	(34,314)

Net realized gains from investment activities—Class A	—	(4,566)

Net realized gains from investment activities—Class B	—	(178)

Net realized gains from investment activities—Class C	—	(2,063)

Total dividends and distributions to shareholders	(29,641)	(240,917)

Net increase (decrease) in net assets from capital share transactions	(16,438,376)	26,603,902

Net increase (decrease) in net assets	(16,438,376)	26,599,931

Net assets:
Beginning of period	51,928,464	25,328,533

End of period	$35,490,088	$51,928,464

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS Money Market Fund

Financial highlights

Selected data for a share of capital stock outstanding throughout each period is presented below:

	Class A

	For the six
	months ended
	August 31, 2009
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.001

Net realized gains (losses) from investment activities	—

Dividends from net investment income	(0.001)

Distributions from net realized gains from investment activities	—

Total dividends and distributions	(0.001)

Net asset value, end of period	$1.00

Total investment return(2)	0.08%

Ratios/supplemental data:
Net assets, end of period (000’s)	$27,012

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor	0.21	%(3)

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor	1.32	%(3)

Net investment income to average net assets	0.18	%(3)

(1)	Amount represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Annualized.

See accompanying notes to financial statements

Class A

For the years ended February 28 or 29,

2009		2008	2007	2006		2005

$1.00		$1.00	$1.00	$1.00		$1.00

0.011		0.040	0.039	0.017		0.006

0.000	(1)	0.000 (1)	—	(0.000	)(1)	—

(0.011)		(0.040)	(0.039)	(0.017)		(0.006)

(0.000	)(1)	—	—	—		(0.000	)(1)

(0.011)		(0.040)	(0.039)	(0.017)		(0.006)

$1.00		$1.00	$1.00	$1.00		$1.00

1.13%		4.07%	3.92%	1.72%		0.62%

$37,478		$19,346	$20,469	$10,380		$12,912

0.50%		0.95%	1.17%	1.86%		0.98%

1.50%		1.97%	1.74%	1.86%		1.63%

0.94%		3.86%	4.10%	1.69%		0.61%

UBS Money Market Fund

Financial highlights

Selected data for a share of capital stock outstanding throughout each period is presented below:

	Class B

	For the six
	months ended
	August 31, 2009
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.000	(1)

Net realized gains (losses) from investment activities	—

Dividends from net investment income	(0.000	)(1)

Distributions from net realized gains from investment activities	—

Total dividends and distributions	(0.000	)(1)

Net asset value, end of period	$1.00

Total investment return(2)	0.01%

Ratios/supplemental data:
Net assets, end of period (000’s)	$552

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor	0.38	%(3)

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor	1.95	%(3)

Net investment income to average net assets	0.01	%(3)

(1)	Amount represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Annualized.

See accompanying notes to financial statements

Class B

For the years ended February 28 or 29,

2009		2008	2007	2006		2005

$1.00		$1.00	$1.00	$1.00		$1.00

0.006		0.035	0.034	0.012		0.001

0.000	(1)	0.000 (1)	—	(0.000	)(1)	—

(0.006)		(0.035)	(0.034)	(0.012)		(0.001)

(0.000	)(1)	—	—	—		(0.000	)(1)

(0.006)		(0.035)	(0.034)	(0.012)		(0.001)

$1.00		$1.00	$1.00	$1.00		$1.00

0.62%		3.55%	3.41%	1.21%		0.12%

$1,218		$605	$521	$1,744		$6,422

1.04%		1.45%	1.92%	2.33%		1.41%

2.06%		2.65%	2.36%	2.33%		2.09%

0.45%		3.42%	3.24%	1.02%		0.12%

UBS Money Market Fund

Financial highlights

Selected data for a share of capital stock outstanding throughout each period is presented below:

	Class C

	For the six
	months ended
	August 31, 2009
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.000	(1)

Net realized gains (losses) from investment activities	—

Dividends from net investment income	(0.000	)(1)

Distributions from net realized gains from investment activities	—

Total dividends and distributions	(0.000	)(1)

Net asset value, end of period	$1.00

Total investment return(2)	0.01%

Ratios/supplemental data:
Net assets, end of period (000’s)	$7,926

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor	0.37	%(3)

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor	1.84	%(3)

Net investment income to average net assets	0.02	%(3)

(1)	Amount represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Annualized.

See accompanying notes to financial statements

Class C

For the years ended February 28 or 29,

2009		2008	2007	2006		2005

$1.00		$1.00	$1.00	$1.00		$1.00

0.006		0.035	0.033	0.012		0.001

0.000	(1)	0.000 (1)	—	(0.000	)(1)	—

(0.006)		(0.035)	(0.033)	(0.012)		(0.001)

(0.000	)(1)	—	—	—		(0.000	)(1)

(0.006)		(0.035)	(0.033)	(0.012)		(0.001)

$1.00		$1.00	$1.00	$1.00		$1.00

0.62%		3.56%	3.40%	1.19%		0.10%

$13,232		$5,377	$1,835	$1,709		$2,663

1.02%		1.45%	1.78%	2.40%		1.44%

2.01%		2.41%	2.36%	2.40%		2.11%

0.42%		3.26%	3.45%	1.19%		0.10%

UBS Money Market Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Master Series, Inc. (“Master Series”) was incorporated in Maryland on October 29, 1985 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end series investment company which currently offers one series, which is diversified: UBS Money Market Fund (the “Fund”). The Fund’s investment objective is to provide maximum current income consistent with liquidity and conservation of capital.

The Fund currently offers Class A, Class B and Class C shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structure, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance, which varies depending upon the amount invested. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan. All classes of shares may be obtained only through an exchange of shares of the corresponding class of other funds for which UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) or certain of its affiliates serve as principal underwriter.

It is the Fund’s policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Fund’s management to make estimates and assumptions that affect the reported amounts and disclosures

UBS Money Market Fund

Notes to financial statements (unaudited)

in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost, unless the Fund’s Board of Directors (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

In accordance with the requirements of FAS 157, a summary of the inputs used in determining the fair value of the Fund’s investments as of August 31, 2009 has been included near the end of the Fund’s Statement of net assets.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be

UBS Money Market Fund

Notes to financial statements (unaudited)

subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Under certain circumstances, a Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

UBS Money Market Fund

Notes to financial statements (unaudited)

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Board has approved an investment advisory and administration contract (“Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. At August 31, 2009 the Fund owed UBS Global AM $15,381 for investment advisory and administration fees.

Effective June 29, 2009, UBS Global AM has voluntarily undertaken to waive a portion of its investment advisory and administration fees and/or reimburse expenses so that the Fund’s total ordinary annual operating expenses through June 30, 2010 (excluding interest expense, if any, and extraordinary items, such as the fees associated with the US Treasury’s Temporary Guarantee Program for Money Market Funds) will not exceed the following annualized rates: Class A, 0.95%; Class B, 1.45%; and Class C, 1.45%. In addition, UBS Global AM has undertaken to waive fees and/or reimburse expenses in the event that current Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended August 31, 2009, UBS Global AM voluntarily waived investment advisory and administration fees and/or reimbursed expenses totaling $265,327. At August 31, 2009, UBS Global AM owed the Fund $41,607 for fee waivers and/or expense reimbursements.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, resulting in him being an interested director of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended August 31, 2009, the Fund purchased and sold certain securities (e.g., fixed income

UBS Money Market Fund

Notes to financial statements (unaudited)

securities) in principal trades with Morgan Stanley having an aggregate value of $6,043,546. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Service and distribution plans
UBS Global AM—US is the principal underwriter of the Fund’s shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays UBS Global AM—US monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at an annual rate of 0.50% of the average daily net assets of Class B and Class C shares. At August 31, 2009, the Fund owed UBS Global AM—US $11,668 for distribution and service fees.

UBS Global AM—US also receives the proceeds of the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. UBS Global AM—US has informed the Fund that for the six months ended August 31, 2009, it earned $7,885, $3,332, and $1,167 in deferred sales charges on Class A, Class B and Class C shares, respectively.

Transfer agency related services fees
UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from PNC Global Investment Servicing (“PNC”), the Fund’s transfer agent, and is compensated for these services by PNC, not the Fund.

For the six months ended August 31, 2009, UBS Financial Services Inc. received from PNC, not the Fund, $9,077 of the total transfer agency and related services fees paid by the Fund to PNC.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus

UBS Money Market Fund

Notes to financial statements (unaudited)

accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund’s lending agent. At August 31, 2009, the Fund did not have any securities on loan.

Other liabilities and components of net assets
At August 31, 2009, the Fund had the following liabilities outstanding:

Payable for shares repurchased	$418,250

Dividends payable to shareholders	176

Other accrued expenses*	54,004

* Excludes investment advisory and administration fees and service and distribution fees.

At August 31, 2009, the components of net assets were as follows:

Accumulated paid in capital	$35,487,252

Accumulated net realized gain from investment activities	2,836

Net assets	$35,490,088

Federal tax status
The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended August 31, 2009 and the fiscal year ended February 28, 2009 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund’s fiscal year ending February 28, 2010.

UBS Money Market Fund

Notes to financial statements (unaudited)

As of and during the period ended August 31, 2009, the Fund did not have any liabilities for any unrecognized tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the period, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended February 28, 2009, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Capital stock
 There are 10 billion shares of $0.001 par value common stock authorized for Master Series, of which 1 billion are allocated to the Fund as follows: 330 million shares each of Class A and Class B common stock and 340 million shares of Class C common stock. Transactions in shares of common stock, at $1.00 per share, were as follows:

	Class A		Class B

	For the six	For the	For the six	For the
	months ended	year ended	months ended	year ended
	August 31,	February 28,	August 31,	February 28,
	2009	2009	2009	2009

Shares exchanged into Fund	5,072,856	42,033,651	145,450	1,561,687

Shares repurchased or
exchanged out of Fund	(15,930,642)	(24,447,962)	(448,375)	(594,046)

Shares converted from
Class B to Class A	362,961	358,349	(362,961)	(358,349)

Dividends reinvested	28,335	190,002	33	3,926

Net increase (decrease)
in shares outstanding	(10,466,490)	18,134,040	(665,853)	613,218

	Class C

	For the six	For the
	months ended	year ended
	August 31,	February 28,
	2009	2009

Shares exchanged into Fund	1,841,917	16,054,791

Shares repurchased or
exchanged out of Fund	(7,149,235)	(8,232,709)

Dividends reinvested	1,285	34,562

Net increase (decrease)
in shares outstanding	(5,306,033)	7,856,644

UBS Money Market Fund

Notes to financial statements (unaudited)

US Treasury Temporary Guarantee Program for Money Market Funds
The Fund participated in the US Treasury Department Temporary Guarantee Program for Money Market Funds. The program covered shareholders of mutual funds as of the close of business on September 19, 2008. The program expired on September 18, 2009. The Fund bore the cost of participating in this program, as this was not an expense borne by the Fund’s advisor. The Fund paid a fee of 0.01% of the value of the Fund’s outstanding shares on September 19, 2008 (valued at $1.00 per share) for participation in the program for the initial coverage period of September 19, 2008, through December 18, 2008. The program was first extended until April 30, 2009, and the Fund paid a fee calculated in the same manner but at the rate of 0.015% for continued participation in the program through that date. After the close of the fiscal year, the program was extended a final time, providing coverage through September 18, 2009. In April, the Fund paid an additional fee for continued coverage for the period May 1, 2009, through September 18, 2009, calculated in the same manner and at the same 0.015% rate as for the initial extension period.

Subsequent events
In accordance with the provisions set forth in FAS 165 “Subsequent Events,” management has evaluated the effect of subsequent events on the Fund’s financial statements through October 26, 2009, the date of issuance of the Fund’s financial statements. Management has determined that there are no material subsequent events that would require disclosure in the Fund’s financial statements through this date other than the termination of the US Treasury Temporary Guarantee Program as of September 18, 2009 as noted above.

UBS Money Market Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

UBS Money Market Fund

Board approval of investment advisory and administration agreement (unaudited)

Background—At a meeting of UBS Master Series, Inc.’s (the “Company”) board on July 15-16, 2009, the members of the board, including the directors who are not “interested persons” of the Company (“Independent Directors”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the Investment Advisory and Administration Agreement of the Company, with respect to its sole series, UBS Money Market Fund (the “Fund”), with UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the advisory, administrative and distribution arrangements for the Fund. The Independent Directors discussed the materials initially provided by management prior to the scheduled board meeting. The Independent Directors also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Directors were joined by their independent legal counsel. The Independent Directors also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board considered the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Agreement—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Investment Advisory and Administration Agreement during the past year. The board considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates. The board also considered the resources devoted to, and the record of compliance with the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity

UBS Money Market Fund

Board approval of investment advisory and administration agreement (unaudited)

gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund’s senior personnel at UBS Global AM and had received information regarding the person primarily responsible for the day-to-day portfolio management of the Fund and recognized that the Fund’s senior personnel at UBS Global AM report to the board regularly, some at every board meeting, and that at each regular meeting the board receives a report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it is a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $142 billion in assets under management and was part of the UBS Global Asset Management Division, which had approximately $507 billion of assets under management worldwide as of March 31, 2009. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Agreement.

Advisory fees and expense ratios—The board reviewed and considered the contractual management fee (“Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered the fee waiver/expense reimbursement arrangement in place for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”). Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual

UBS Money Market Fund

Board approval of investment advisory and administration agreement (unaudited)

Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of management and advisory fees for UBS funds generally, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts but, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and, therefore, were not comparable. In addition, the board received information on fees charged to other mutual funds managed by UBS Global AM, including other money market mutual funds; given that management had not assessed and collected its Contractual Management Fee, that Actual Management Fees and total expenses were modest when compared to peers, and that the Fund was relatively small compared to other UBS Global AM-managed money market funds, the board determined that these comparative accounts and funds were distinguishable from the Fund.

The comparative Lipper information showed that the Fund’s Contractual Management Fee was in the fourth quintile and its Actual Management Fee and total expenses were in the first quintile in the Fund’s Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that 20% of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that 20% of the funds in the Expense Group with the highest level of fees or expenses, as applicable). Management noted that although the Fund’s Contractual Management Fee was slightly above the Fund’s Expense Group median, the Fund’s Actual Management Fee and total expenses were in the first quintile.

Taking all of the above into consideration, the board determined that the management fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administration Agreement.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-,

UBS Money Market Fund

Board approval of investment advisory and administration agreement (unaudited)

ten-year and since inception periods ended April 30, 2009 and (b) annualized performance information for each year in the ten-year period ended April 30, 2009. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Lipper information showed that the Fund’s performance was in the fourth quintile for the one-, three-, and ten-year periods and the fifth quintile for the five-year period and since inception period (with the first quintile representing that 20% of the funds in the Performance Universe with the highest performance and the fifth quintile representing that 20% of the funds in the Performance Universe with the lowest performance). Management explained that the Fund’s underperformance was due predominantly to the portfolio manager’s overweighting in lower yielding overnight liquid instruments compared to those of its peers, because of the Fund’s low level of assets under management and irregular flows, and to higher 12b-1 fees due to the Fund’s exchangeability feature into certain other UBS long-term funds, which is consistent with industry practice for exchange vehicle money funds. In addition, the board noted that investors in the Fund may benefit by reducing subsequent charges upon an exchange into a long-term UBS fund or redemption of certain types of shares. Based on its review and management’s explanation, the board concluded that, considering that the Fund operates solely as an exchange vehicle for other UBS funds and its low level of assets under management, the Fund’s investment performance was acceptable.

Adviser profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether UBS Global AM has achieved economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of further economies of scale for the Fund.

UBS Money Market Fund

Board approval of investment advisory and administration agreement (unaudited)

The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies. The board noted that the Fund’s Contractual Management Fee did not contain any breakpoints. Given the relatively small size of the Fund, UBS Global AM did not believe that the Fund was large enough to have any significant economies of scale.

Generally, in light of UBS Global AM’s profitability data, the Contractual Management Fee and Actual Management Fee currently in place, and the voluntary fee waiver/expense reimbursement arrangement effective through June 30, 2010, the board concluded that the management fee schedule, together with fee waivers/expense caps, reflects an appropriate level of sharing of any economies of scale.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Investment Advisory and Administration Agreement to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Agreement. The Independent Directors were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

(This page has been left blank intentionally)

(This page has been left blank intentionally)

(This page has been left blank intentionally)

(This page has been left blank intentionally)

(This page has been left blank intentionally)

Directors
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2009 UBS Global Asset Management (Americas) Inc.
 All rights reserved.

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)
(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 9, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 9, 2009